Advanced Series Trust

655 Broad Street, 17th Floor

Newark, New Jersey 07102

The Prudential Series Fund
655 Broad Street, 17th Floor

Newark, New Jersey 07102

                                                                                                                                                                            February 16, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: 497 Filing:
Advanced Series Trust

Registration numbers 033-24962 and 811-05186

The Prudential Series Fund

Registration numbers 002-80896 and 811-03623

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated January 27, 2016 (SEC accession number 0000067590-16-001551), to the Advanced Series Trust Prospectus, dated July 1, 2015 for the AST Prudential Growth Allocation Portfolio, AST T. Rowe Price Large-Cap Growth Portfolio and AST T. Rowe Price Asset Allocation Portfolio (collectively, the AST Portfolios), and The Prudential Series Fund Prospectus dated April 30, 2015 for the SP International Growth Portfolio (together with the AST Portfolios, the Portfolios). The purpose of the filing is to submit the 497 filing dated January 27, 2016 in XBRL for the Portfolios.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-1495.

Sincerely,

/s/ Kathleen DeNicholas
Kathleen DeNicholas Assistant Secretary